Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED BALANCE SHEETS
Property and equipment, accumulated depreciation and amortization	$ 38,631	$ 37,171	$ 33,643
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	190,000,000	190,000,000	190,000,000
Common stock, shares issued	34,782,271	34,383,350	27,483,350
Common stock, shares outstanding	34,782,271	34,383,350	27,483,350